Subsidiaries - Acquisition of GIS (Details) - GIS £ in Thousands, $ in Thousands		12 Months Ended
	Jan. 04, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 04, 2022 GBP (£)
Subsidiaries
Percentage of interest acquired	100.00%			100.00%
Total consideration	$ 29,500
Deferred consideration	$ 1,349			£ 1,000
Percentage of deferred consideration for selling shareholders that require continued employment	39.00%
Performance-based contingent consideration | £				£ 7,000
Percentage of contingent consideration for selling shareholders that require continued employment	39.00%
Payment of earn out contingent consideration liability		$ 5,544	$ 1,163
Acquisition related costs	$ 1,094